Note 5 - Mineral Property Interests (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	March 31, 2017	December 31, 2016
Ann Mason Project (a)	$38,285	$37,988
Other (b)	894	887
	$39,179	$38,875